[photo of satellite dishes]
                                                Semiannual Report March 31, 2000


Oppenheimer
Global Growth &
Income Fund



[logo]
OppenheimerFunds(R)
The Right Way to Invest

REPORT HIGHLIGHTS


#1 Lipper Ranking: The Fund's Class A shares were ranked by Lipper 1 of 105 (1-year), 1 of 83 (3-year) and 1 of 61 (5-year) among global flexible portfolio funds for the periods ended March 31, 2000.(1)

We seek to invest in individual companies that we view as positioned to benefit from far-reaching trends that will propel global growth for many years.

We added to our bond allocation during the period, maintaining the view that there should be a sharp increase in demand for longer-term income securities later in the year.

     Contents

 1   President's Letter

 3   An Interview
     with Your Fund's
     Manager

 8   Financial
     Statements

28   Officers and Trustees


Cumulative
Total Returns
For the 6-Month Period
Ended 3/31/00(2)

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
54.01%       45.15%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
53.43%      48.43%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
53.48%      52.48%


1. Lipper rankings are based on the comparisons of changes in net asset values without considering sales charges, and with dividends and capital gains distributions reinvested.
2. See Notes, page 7, for further details.

PRESIDENT'S LETTER


[photo]
Bridget A. Macaskill
President
Oppenheimer
Global Growth &
Income Fund


Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."
   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.
   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.
   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.


 1  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

PRESIDENT'S LETTER


   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.
   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.
   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.
   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,
/S/ Bridget A. Macaskill
Bridget A. Macaskill
April 24, 2000


 2  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


[photo]
Portfolio Management
Team (l to r)
Frank Jennings
(Portfolio Manager)
Willim Wilby
George Evans


Q How did the Fund perform during the six months that ended March 31, 2000?

A. We're very pleased with the performance of Oppenheimer Global Growth & Income Fund during the past six months. In addition, the Fund's Class A shares were rated 5-star (*****) overall by Morningstar for the combined 3- and 5-year periods ended March 31, 2000, among 1,124 and 672 international equity funds.(1)

How did you achieve this strong performance?

It's not a secret. We've simply done more of the same. First, we seek to invest in individual companies that we view as positioned to benefit from far-reaching trends that will propel global growth for many years. Second, we allocate a smaller portion of the portfolio to bonds that can help to moderate the impact of short-term stock market fluctuations.
      Many of our growth stocks appreciated considerably during the past six months. To maintain the desired balance of assets between "growth" and "value," we strived to direct much of the new cash received from investors into value stocks. In addition, we sought to add to our investment in long-term U.S. Treasury bonds, which generally provided both current income and some capital appreciation.


1. Morningstar, Inc. rates mutual funds in broad investment classes, based on risk adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star ratings are based on the weighted average of 3-, 5- and 10-year (if applicable) ratings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund's Class A shares were rated 5 stars (3-year) and 5 stars (5-year) among 1,124 and 672 international equity funds, respectively for the periods ended 3/31/00.


 3  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


What occurred in the global markets to help or hurt the Fund's performance?

Over the reporting period, the markets were partial to "new economy" stocks, a relatively narrow list of growth securities that is heavily concentrated in technology-related areas. Investors were concerned that the Internet could be detrimental to traditional "brick-and-mortar" businesses. At the same time, they anticipated tremendous growth for many new businesses--such as cellular phones, wireless computers, cable TV, Internet content providers and wireless data transmission--and for the companies that provide hardware for these new innovations, such as semiconductor manufacturers.
      For the reporting period that ended March 31, 2000, the Fund had a fairly high concentration in these "new economy" stocks (approximately 40% of total assets), so the markets' fondness for technology served the Fund well.(2)
       We saw sizable gains in companies like National Semiconductor Corp. (US), our third largest holding, and Coherent, Inc. (US), an optical equipment manufacturer.
      As always, please keep in mind that investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations.

How did the value stocks in the portfolio fare?

The value stocks in the portfolio provided a reasonable income. However, they were not major contributors to performance and some lost value during the period. Investors have shunned value stocks for some time, and many of those stocks have now been reduced to prices that are not reflective of the company's worth. We saw this as an opportunity to invest in several that have histories of paying high dividends and, in our opinion, still have good long-term potential.


[callout]

"The Fund performed exceptionally well over the reporting period, outperforming its benchmark indices by a considerable margin."


2. The portfolio is subject to change. Technology stocks may be highly volatile.

 4  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

Why did you increase your investment in bonds?

It is part of our long-term strategy for the Fund. We believe that perhaps later this year, there will be a sharp increase in demand for longer-term income securities, which are already somewhat scarce. Although there is much talk in the United States about inflationary pressures and the Fed has already begun tightening the money supply, we believe that our economy is actually deflating. If we are correct, interest rates may decline once the deflation becomes more evident, and investors will go in search of investments that will pay them higher rates for a longer period of time. Demand for investments like the long-term Treasuries that we hold in the portfolio would rise, driving up their prices.

What do you foresee for world markets in the coming months?

When we look at the future of global investing, we tend to think in terms of long-term themes, not in terms of countries, regions, and short-term market gains or losses. Over the long term, we look for the markets, especially those in the developed nations, to continue to favor companies that participate in broad trends like new technology, aging, mass affluence and restructuring. We will continue to pursue growth by taking positions in companies that fit these trends and have competitive advantages. To provide income and, to a lesser extent, some additional growth potential, we expect to invest in dividend-paying stocks and fixed-income securities. We believe this approach will continue to be part of The Right Way to Invest for more aggressive investors seeking long-term capital appreciation.


Average Annual Total Returns
For the Periods Ended 3/31/00(3)

Class A         Since
1-Year   5-Year Inception
 .........................
95.63%   31.67% 20.37%

Class B         Since
1-Year   5-Year Inception
 .........................
101.03%  N/A    33.74%

Class C         Since
1-Year   5-Year Inception
 .........................
105.09%  32.25% 25.25%

-------------------------
The Fund's returns at 3/31/00 include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue. Because of ongoing market volatility, the Fund's performance since 3/31/00 has been subject to substantial short-term fluctuations and current performance may be less than the results shown.


3. See notes on page 7 for further details.

 5  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

Geographic Diversification of Holdings(4)
----------------------------------------------------------
United States                                        51.9%
----------------------------------------------------------
Japan                                                15.1
----------------------------------------------------------
Great Britain                                        13.5
----------------------------------------------------------
France                                                7.5
----------------------------------------------------------
The Netherlands                                       4.2
----------------------------------------------------------
Germany                                               4.1
----------------------------------------------------------
Belgium                                               2.1
----------------------------------------------------------
Russia                                                0.8
----------------------------------------------------------
Lebanon                                               0.6
----------------------------------------------------------
Hong Kong                                             0.2


Top Ten Common Stock Holdings(4)
----------------------------------------------------------
QUALCOMM, Inc.                                        6.8%
----------------------------------------------------------
Toshiba Corp.                                         5.0
----------------------------------------------------------
National Semiconductor Corp.                          4.1
----------------------------------------------------------
Sharp Corp.                                           4.1
----------------------------------------------------------
Coherent, Inc.                                        4.0
----------------------------------------------------------
Sybase, Inc.                                          3.8
----------------------------------------------------------
Toyo Communications Equipment Co. Ltd.                2.6
----------------------------------------------------------
Bass plc                                              2.4
----------------------------------------------------------
Reed International plc                                2.2
----------------------------------------------------------
Porsche AG, Preference                                2.2


Regional Allocation(4)

[pie chart]
United States/
Canada          51.9%
Europe          31.4
Asia            15.3
Emerging Europe  0.8
Middle East/
Africa           0.6


4. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.

 6  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculations of performance is in the Fund's Statement of Additional Information.


 7  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2000 / Unaudited

                                                                       Market Value
                                                              Shares     See Note 1
===================================================================================
 Common Stocks--79.1%
-----------------------------------------------------------------------------------
 Basic Materials--1.3%
-----------------------------------------------------------------------------------
 Chemicals--1.3%
 International Flavors & Fragrances, Inc.(1)               1,000,000   $ 35,062,500
-----------------------------------------------------------------------------------
 Capital Goods--11.1%
-----------------------------------------------------------------------------------
 Electrical Equipment--7.0%
 Halma plc(2)                                             20,000,000     29,991,640
-----------------------------------------------------------------------------------
 Toshiba Corp.                                            13,000,000    132,579,340
-----------------------------------------------------------------------------------
 Ushio, Inc.                                               1,000,000     21,352,313
                                                                       ------------
                                                                        183,923,293

-----------------------------------------------------------------------------------
 Industrial Services--2.0%
 Eurotunnel SA, ESA-Unites(3)                             46,132,167     53,414,084
-----------------------------------------------------------------------------------
 Manufacturing--2.1%
 HAMAMATSU PHOTONICS K.K.                                    300,000     22,229,805
-----------------------------------------------------------------------------------
 Shiseido Co., Ltd.                                          600,000      8,160,679
-----------------------------------------------------------------------------------
 Societe BIC SA                                              600,000     24,400,950
                                                                       ------------
                                                                         54,791,434

-----------------------------------------------------------------------------------
 Communication Services--3.0%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--3.0%
 Altran Technologies SA                                       41,523     10,132,007
-----------------------------------------------------------------------------------
 Toyo Communications Equipment Co. Ltd.                    2,958,000     69,360,796
                                                                       ------------
                                                                         79,492,803

-----------------------------------------------------------------------------------
 Consumer Cyclicals--14.6%
-----------------------------------------------------------------------------------
 Autos & Housing--4.4%
 General Motors Corp.                                        500,000     41,406,250
-----------------------------------------------------------------------------------
 Porsche AG, Preference                                       20,000     58,370,901
-----------------------------------------------------------------------------------
 Solidere, GDR(3)                                             19,800        155,925
-----------------------------------------------------------------------------------
 Solidere, GDR(3,4)                                        2,055,200     16,184,700
                                                                       ------------
                                                                        116,117,776

-----------------------------------------------------------------------------------
 Consumer Services--0.1%
 Central Parking Corp.                                       144,000      2,880,000
-----------------------------------------------------------------------------------
 Leisure & Entertainment--2.3%
 Hasbro, Inc.                                              2,000,000     33,000,000
-----------------------------------------------------------------------------------
 Host Marriott Corp.                                       3,000,000     26,625,000
                                                                       ------------
                                                                         59,625,000


 8  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Media--5.5%
 Reed International plc                                    8,000,000   $ 58,419,887
-----------------------------------------------------------------------------------
 True North Communications, Inc.                             700,000     27,518,750
-----------------------------------------------------------------------------------
 Wolters Kluwer NV                                         2,500,000     57,414,000
                                                                       ------------
                                                                        143,352,637

-----------------------------------------------------------------------------------
 Retail: Specialty--2.0%
 Boots Co. plc                                             6,000,000     51,424,496
-----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.3%
 Hermes International SA                                      60,000      8,325,030
-----------------------------------------------------------------------------------
 Consumer Staples--8.1%
-----------------------------------------------------------------------------------
 Beverages--4.4%
 Allied Domecq plc                                        10,000,000     52,605,018
-----------------------------------------------------------------------------------
 Bass plc                                                  4,999,999     62,934,573
                                                                       ------------
                                                                        115,539,591

-----------------------------------------------------------------------------------
 Broadcasting--1.0%
 ProSieben Media AG, Preference                              205,600     24,789,069
-----------------------------------------------------------------------------------
 Food--0.4%
 Thorntons plc(2)                                          6,265,000     10,594,228
-----------------------------------------------------------------------------------
 Household Goods--2.3%
 Hindustan Lever Ltd.                                            150          8,394
-----------------------------------------------------------------------------------
 Reckitt Benckiser plc                                     3,823,700     36,370,944
-----------------------------------------------------------------------------------
 Wella AG, Preference                                      1,000,000     24,908,107
                                                                       ------------
                                                                         61,287,445

-----------------------------------------------------------------------------------
 Financial--0.4%
-----------------------------------------------------------------------------------
 Diversified Financial--0.4%
 Edinburgh Fund Managers Group                             1,000,000     10,449,215
-----------------------------------------------------------------------------------
 ICICI Ltd.                                                       10             31
                                                                       ------------
                                                                         10,449,246

-----------------------------------------------------------------------------------
 Healthcare--8.9%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--8.2%
 ALZA Corp., Cl. A(3)                                        400,000     15,025,000
-----------------------------------------------------------------------------------
 American Home Products Corp.                                700,000     37,537,500
-----------------------------------------------------------------------------------
 Genset, Sponsored ADR(3)                                    700,000     22,739,062
-----------------------------------------------------------------------------------
 Gilead Sciences, Inc.(3)                                    100,000      6,337,500
-----------------------------------------------------------------------------------
 Human Genome Sciences, Inc.                                 480,000     39,870,000
-----------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc.(3)                         370,000     48,053,750
-----------------------------------------------------------------------------------
 Neurogen Corp.(2,3)                                       1,475,000     45,540,625
                                                                       ------------
                                                                        215,103,437


 9  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.7%
 Affymetrix, Inc.(3)                                         126,400 $   18,762,500
-----------------------------------------------------------------------------------
 Technology--30.9%
-----------------------------------------------------------------------------------
 Computer Services--2.1%
-----------------------------------------------------------------------------------
 Getronics NV                                                700,000     53,519,417
-----------------------------------------------------------------------------------
 Computer Software--8.7%
 Hitachi Software Engineering Co., Ltd.                      300,000     36,883,927
-----------------------------------------------------------------------------------
 Lernout & Hauspie Speech Products NV(3)                     500,000     55,250,000
-----------------------------------------------------------------------------------
 Psion plc                                                   540,000     35,854,049
-----------------------------------------------------------------------------------
 Sybase, Inc.(2,3)                                         4,900,000     99,531,250
                                                                     --------------
                                                                        227,519,226

-----------------------------------------------------------------------------------
 Communications Equipment--6.8%
 QUALCOMM, Inc.(3)                                         1,200,000    179,175,000
-----------------------------------------------------------------------------------
 Electronics--12.2%
 Coherent, Inc.(2,3)                                       2,005,000    104,260,000
-----------------------------------------------------------------------------------
 National Semiconductor Corp.(3)                           1,800,000    109,125,000
-----------------------------------------------------------------------------------
 Sharp Corp.                                               5,000,000    107,005,314
                                                                     --------------
                                                                        320,390,314

-----------------------------------------------------------------------------------
 Photography--1.1%
 Polaroid Corp.                                            1,200,000     28,500,000
-----------------------------------------------------------------------------------
 Utilities--0.8%
-----------------------------------------------------------------------------------
 Electric Utilities--0.8%
 RAO Unified Energy Systems, Sponsored ADR(3)              1,000,000     19,400,000
                                                                     --------------
 Total Common Stocks (Cost $1,432,496,866)                            2,073,438,526

                                                               Units
===================================================================================
 Rights, Warrants and Certificates--0.1%

 CD Radio, Inc. Wts., Exp. 5/15/09(4) (Cost $880,147)         18,000      2,187,000

                                                           Principal
                                                              Amount(5)
===================================================================================
 U.S. Government Obligations--12.5%

 U.S. Treasury Bonds, STRIPS:
 6.27%, 8/15/25(6)                                      $300,000,000     67,955,100
 6.29%, 11/15/24(6)                                      100,000,000     23,559,200
 6.31%, 11/15/27(6)                                      300,000,000     60,546,000
 6.41%, 8/15/23(6)                                       100,000,000     25,178,000
 6.43%, 8/15/26(6)                                       100,000,000     21,584,100
 6.44%, 5/15/21(6)                                       100,000,000     28,349,000
 6.44%, 11/15/26(6)                                      200,000,000     42,662,000
 6.48%, 8/15/22(6)                                       100,000,000     26,535,500
-----------------------------------------------------------------------------------
 U.S. Treasury Nts., STRIPS, 6.58%, 2/15/20(6)           100,000,000     30,305,300
                                                                     --------------
 Total U.S. Government Obligations (Cost $295,277,703)                  326,674,200


10  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                           Principal   Market Value
                                                              Amount(5)  See Note 1
===================================================================================
 Foreign Government Obligations--3.0%

 France (Government of) Obligations Assimilables
 du Tresor Gtd. Principal Strips:
 Series AP23, Zero Coupon, 5.74%, 4/25/23(6)[EUR]       200,000,000  $   51,152,047
 Series AP29, Zero Coupon, 5.81%, 4/25/29(6)[EUR]       150,000,000      28,308,690
                                                                     --------------
 Total Foreign Government Obligations
 (Cost $79,958,466)                                                      79,460,737

===================================================================================
 Nonconvertible Corporate Bonds and Notes--0.8%

 Bangkok Bank Public Co. Ltd., 8.75% Sub. Nts.,
 3/15/07(4)                                               6,175,000       5,434,667
-----------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds,
 12/29/49(4,7)                                           10,000,000       9,541,300
-----------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc., 15.50% Sr. Sec. Nts.,
 5/15/09                                                  6,000,000       5,580,000
                                                                     --------------
 Total Nonconvertible Corporate Bonds and Notes
 (Cost $19,659,265)                                                      20,555,967

===================================================================================
 Convertible Corporate Bonds and Notes--0.3%

 Reckitt & Colman plc, 9.50% Cv. Capital Bonds, 3/31/05
 (Cost $11,408,489)                                       3,800,000       8,032,336

===================================================================================
 Structured Instruments--0.0%

 Credit Suisse First Boston Corp. (New York Branch),
 Russian OFZ Linked Nts.:
 33.327%, 9/12/01(8)                                      2,000,000         574,436
 Series 27004, 24.868%, 9/18/02(7,8)[RUR]                 1,800,760          34,703
 Series 27005, 24.868%, 10/9/02(7,8)[RUR]                 1,904,570          35,517
 Series 27006, 24.868%, 1/22/03(7,8)[RUR]                 4,735,980          85,128
 Series 27007, 25%, 2/5/03(7,8)[RUR]                      1,852,310          33,179
 Series 27009, 25%, 6/4/03(7,8)[RUR]                         78,300           1,364
 Series 27011, 24.868%, 10/8/03(7,8)[RUR]                   452,520           7,451
                                                                     --------------
 Total Structured Instruments (Cost $3,245,732)                             771,778

===================================================================================
 Repurchase Agreements--4.7%

 Repurchase agreement with Banc One Capital Markets,
 Inc., 6.05%, dated 3/31/00, to be repurchased at
 $124,162,567 on 4/3/00, collateralized by U.S.
 Treasury Nts., 5%-7.50%, 5/31/00-2/15/07, with a
 value of $83,020,670 and U.S. Treasury Bonds,
 5.25%-12%, 11/15/09-2/15/29, with a value of
 $43,669,969 (Cost $124,100,000)                        124,100,000     124,100,000
-----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,966,666,668)            100.5%  2,635,220,544
-----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                         (0.5)    (11,947,208)
                                                        ---------------------------
 Net Assets                                                   100.0% $2,623,273,336
                                                        ===========================


11  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographic Diversification                             Market Value          Percent
--------------------------------------------------------------------------------------
 United States                                        $1,366,293,125             51.9%
 Japan                                                   397,572,173             15.1
 Great Britain                                           356,676,385             13.5
 France                                                  198,471,871              7.5
 The Netherlands                                         110,933,418              4.2
 Germany                                                 108,068,077              4.1
 Belgium                                                  55,250,000              2.1
 Russia                                                   20,171,778              0.8
 Lebanon                                                  16,340,625              0.6
 Hong Kong                                                 5,434,667              0.2
 India                                                         8,425              0.0
                                                      --------------------------------
 Total                                                $2,635,220,544            100.0%
                                                      ================================



1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2000 amounts to $289,917,743. Transactions during the period in which the issuer was an affiliate are as follows:

                                  Shares                                 Shares
                               Sept. 30,        Gross        Gross    March 31,  Dividend
                                    1999    Additions   Reductions         2000    Income
-----------------------------------------------------------------------------------------
 Coherent, Inc.                1,900,000      105,000           --    2,005,000  $     --
 Halma plc*                   10,000,000   10,000,000           --   20,000,000   261,891
 Neurogen Corp.                1,225,000      250,000           --    1,475,000        --
 Piccadilly Cafeterias, Inc.     650,000           --      650,000           --        --
 Sybase, Inc.*                 3,300,000    1,600,000           --    4,900,000        --
 Thorntons plc                 6,265,000           --           --    6,265,000   694,934
                                                                                 --------
                                                                                 $956,825
                                                                                 ========

*Not an affiliate as of September 30, 1999.

3. Non-income producing security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $33,347,667 or 1.27% of the Fund's net assets as of March 31, 2000.
5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR Euro
RUR Russian Ruble
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents the current interest rate for a variable or increasing rate security.
8. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


12  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2000
===================================================================================
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,794,140,840)                        $2,345,302,801
 Affiliated companies (cost $172,525,828)                               289,917,743
-----------------------------------------------------------------------------------
 Cash                                                                       465,455
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                      272,412
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                      37,013,596
 Investments sold                                                        27,775,913
 Interest and dividends                                                   3,548,780
 Other                                                                       23,835
                                                                     --------------
 Total assets                                                         2,704,320,535

===================================================================================
 Liabilities

 Unrealized depreciation on foreign currency contracts                      195,883
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                   75,082,067
 Shares of beneficial interest redeemed                                   3,624,156
 Distribution and service plan fees                                       1,310,191
 Transfer and shareholder servicing agent fees                              259,989
 Trustees' compensation                                                     109,806
 Other                                                                      465,107
                                                                     --------------
 Total liabilities                                                       81,047,199

===================================================================================
 Net Assets                                                          $2,623,273,336
                                                                     ==============
===================================================================================
 Composition of Net Assets

 Paid-in capital                                                     $1,895,280,407
-----------------------------------------------------------------------------------
 Undistributed net investment income                                      2,461,471
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                           57,613,223
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies               667,918,235
                                                                     --------------
 Net assets                                                          $2,623,273,336
                                                                     ==============


13  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

 Unaudited
================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $1,339,548,898 and 39,557,955 shares of
 beneficial interest outstanding)                                         $33.86
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                 $35.93
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $838,237,429 and 25,011,224
 shares of beneficial interest outstanding)                               $33.51
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $445,487,009 and 13,283,508
 shares of beneficial interest outstanding)                               $33.54


See accompanying Notes to Financial Statements.


14  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2000
===================================================================================
 Investment Income

 Interest (net of foreign withholding taxes of $28,700)                $ 10,246,202
-----------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $230,493)    4,796,763
 Affiliated companies (net of foreign withholding taxes of $106,314)        956,825
                                                                       ------------
 Total income                                                            15,999,790

===================================================================================
 Expenses

 Management fees                                                          5,950,231
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  1,034,677
 Class B                                                                  2,414,273
 Class C                                                                  1,401,679
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                            1,292,569
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                152,038
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      31,107
-----------------------------------------------------------------------------------
 Other                                                                      598,679
                                                                       ------------
 Total expenses                                                          12,875,253
 Less expenses paid indirectly                                              (17,346)
                                                                       ------------
 Net expenses                                                            12,857,907

===================================================================================
 Net Investment Income                                                    3,141,883

===================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                             67,539,499
 Foreign currency transactions                                           (4,949,328)
                                                                       ------------
 Net realized gain                                                       62,590,171

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                            536,495,435
 Translation of assets and liabilities denominated in
 foreign currencies                                                     (14,956,670)
                                                                       ------------
 Net change                                                             521,538,765
                                                                       ------------
 Net realized and unrealized gain                                       584,128,936


===================================================================================
 Net Increase in Net Assets Resulting from Operations                  $587,270,819
                                                                       ============


See accompanying Notes to Financial Statements.


15  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months           Year
                                                               Ended          Ended
                                                      March 31, 2000  September 30,
                                                         (Unaudited)           1999
===================================================================================
 Operations

 Net investment income                                $    3,141,883   $ 11,989,973
-----------------------------------------------------------------------------------
 Net realized gain                                        62,590,171     57,344,608
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation   521,538,765    202,378,947
                                                      -----------------------------
 Net increase in net assets resulting from operations    587,270,819    271,713,528

===================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                  (7,834,922)    (2,129,087)
 Class B                                                  (3,084,035)      (473,352)
 Class C                                                  (1,772,323)      (381,559)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (31,268,616)   (34,264,677)
 Class B                                                 (16,980,328)   (13,697,971)
 Class C                                                 (10,491,615)   (11,497,333)

===================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                 580,155,996    152,013,727
 Class B                                                 453,853,832    101,665,724
 Class C                                                 198,549,046     46,473,370

===================================================================================
 Net Assets

 Total increase                                        1,748,397,854    509,422,370
-----------------------------------------------------------------------------------
 Beginning of period                                     874,875,482    365,453,112
                                                      -----------------------------
 End of period (including undistributed net investment
 income of $2,461,471 and $12,010,868, respectively)  $2,623,273,336   $874,875,482
                                                      =============================


See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

                                                    Six Months                                                          Year
                                                         Ended                                                         Ended
                                                March 31, 2000                                                     Sept. 30,
 Class A                                           (Unaudited)        1999        1998        1997         1996         1995
============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                   $23.37      $16.03      $19.36      $15.62       $14.98       $15.21
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              .04         .41         .29         .40          .47          .45
 Net realized and unrealized gain (loss)                 12.10        9.64       (1.90)       5.12         1.40          .54
                                                        --------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              12.14       10.05       (1.61)       5.52         1.87          .99
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.33)       (.15)       (.63)       (.40)        (.40)        (.40)
 Dividends in excess of net investment income               --          --        (.02)         --           --           --
 Distributions from net realized gain                    (1.32)      (2.56)      (1.07)      (1.38)        (.83)        (.82)
                                                        --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (1.65)      (2.71)      (1.72)      (1.78)       (1.23)       (1.22)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $33.86      $23.37      $16.03      $19.36       $15.62       $14.98
                                                        ====================================================================

============================================================================================================================
 Total Return, at Net Asset Value(1)                     54.01%      70.06%      (8.77)%     38.83%       13.28%        7.43%

============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $1,340        $482        $213        $182         $120         $113
                                                        --------------------------------------------------------------------
 Average net assets (in millions)                       $  860        $310        $216        $142         $115         $120
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                             0.75%       2.51%       1.62%       2.47%        2.65%        3.09%
 Expenses                                                 1.23%       1.33%       1.36%(3)    1.43%(3)     1.52%(3)     1.63%(3)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                                 13%         98%        117%         91%         208%         135%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,270,051,128 and $213,873,875, respectively.

See accompanying Notes to Financial Statements


17  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six Months                                           Year
                                                       Ended                                          Ended
                                              March 31, 2000                                      Sept. 30,
 Class B                                         (Unaudited)        1999        1998       1997        1996(5)
===========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                 $23.15      $15.95      $19.27     $15.57      $14.72
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.02)        .29         .23        .30         .36
 Net realized and unrealized gain (loss)               11.94        9.55       (1.96)      5.06        1.63
                                                      -----------------------------------------------------
 Total income (loss) from investment operations        11.92        9.84       (1.73)      5.36        1.99
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.24)       (.08)       (.51)      (.28)       (.31)
 Dividends in excess of net investment income             --          --        (.01)        --          --
 Distributions from net realized gain                  (1.32)      (2.56)      (1.07)     (1.38)       (.83)
                                                      -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (1.56)      (2.64)      (1.59)     (1.66)      (1.14)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $33.51      $23.15      $15.95     $19.27      $15.57
                                                      =====================================================

===========================================================================================================
 Total Return, at Net Asset Value(1)                   53.43%      68.80%      (9.42)%    37.69%      14.33%

===========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $838        $235         $82        $37          $8
-----------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $486        $135         $63        $17          $4
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                          (0.03)%      1.76%       1.42%      1.77%       1.64%
 Expenses                                               1.98%       2.08%       2.11%(3)   2.15%(3)    2.28%(3)
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                               13%         98%        117%        91%        208%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,270,051,128 and $213,873,875, respectively.
5. For the period from October 10, 1995 (inception of offering) to September 30, 1996.

See accompanying Notes to Financial Statements


18  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                  Six Months                                                            Year
                                                       Ended                                                           Ended
                                              March 31, 2000                                                       Sept. 30,
 Class C                                         (Unaudited)        1999       1998       1997           1996           1995
============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                 $23.15      $15.95     $19.26     $15.55         $14.92         $15.17
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.06)        .29        .17        .28            .35            .35
 Net realized and unrealized gain (loss)               11.99        9.55      (1.91)      5.08           1.40            .53
                                                      ----------------------------------------------------------------------
 Total income (loss) from investment
 operations                                            11.93        9.84      (1.74)      5.36           1.75            .88
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.22)       (.08)      (.48)      (.27)          (.29)          (.31)
 Dividends in excess of net investment income             --          --       (.02)        --             --             --
 Distributions from net realized gain                  (1.32)      (2.56)     (1.07)     (1.38)          (.83)          (.82)
                                                      ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (1.54)      (2.64)     (1.57)     (1.65)         (1.12)         (1.13)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $33.54      $23.15     $15.95     $19.26         $15.55         $14.92
                                                      ======================================================================

============================================================================================================================
 Total Return, at Net Asset Value(1)                   53.48%      68.79%     (9.43)%    37.74%         12.45%          6.61%

============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $445        $157        $71        $56            $36            $28
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $280        $105        $66        $43            $31            $22
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                          (0.01)%      1.76%      0.86%      1.71%          1.87%          2.36%
 Expenses                                               1.99%       2.08%      2.12%(3)   2.18%(3)       2.28%(3)       2.39%(3)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                               13%         98%       117%        91%           208%           135%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $1,270,051,128 and $213,873,875, respectively.

See accompanying Notes to Financial Statements



19  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
1. Significant Accounting Policies

Oppenheimer Global Growth & Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements.



20  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2000, a provision of $10,252 was made for the Fund's projected benefit obligations and payments of $4,006 were made to retired trustees, resulting in an accumulated liability of $100,260 as of March 31, 2000.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



21  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
1. Significant Accounting Policies Continued

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended March 31, 2000 Year Ended September 30, 1999
                                 Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------
 Class A
 Sold                        25,999,833   $802,153,726     12,286,834  $ 257,043,828
 Dividends and/or
 distributions reinvested     1,338,496     35,175,350      2,127,688     34,784,772
 Redeemed                    (8,423,111)  (257,173,080)    (7,045,802)  (139,814,873)
                             -------------------------------------------------------
 Net increase                18,915,218   $580,155,996      7,368,720  $ 152,013,727
                             =======================================================

------------------------------------------------------------------------------------
 Class B
 Sold                        15,547,067   $477,715,075      5,723,532  $ 117,423,335
 Dividends and/or
 distributions reinvested       726,225     18,932,692        827,997     13,450,551
 Redeemed                    (1,414,006)   (42,793,935)    (1,531,721)   (29,208,162)
                             -------------------------------------------------------
 Net increase                14,859,286   $453,853,832      5,019,808  $ 101,665,724
                             =======================================================

------------------------------------------------------------------------------------
 Class C
 Sold                         6,645,262   $205,464,410      2,812,202  $  56,628,274
 Dividends and/or
 distributions reinvested       441,194     11,506,357        682,703     11,089,724
 Redeemed                      (600,277)   (18,421,721)    (1,138,460)   (21,244,628)
                             -------------------------------------------------------
 Net increase                 6,486,179   $198,549,046      2,356,445  $  46,473,370
                             =======================================================



================================================================================
3. Unrealized Gains and Losses on Securities

As of March 31, 2000, net unrealized appreciation on securities of $668,553,876 was composed of gross appreciation of $742,199,114, and gross depreciation of $73,645,238.


23  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended March 31, 2000, was 0.73% of average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A       Commissions       Commissions        Commissions
                        Front-End       Front-End        on Class A        on Class B         on Class C
                    Sales Charges   Sales Charges            Shares            Shares             Shares
                       on Class A     Retained by       Advanced by       Advanced by        Advanced by
 Six Months Ended          Shares     Distributor    Distributor(1)    Distributor(1)     Distributor(1)
--------------------------------------------------------------------------------------------------------
 March 31, 2000        $4,331,993      $1,117,861          $427,939        $9,771,816         $1,279,778

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                     Class B                     Class C
                        Contingent Deferred         Contingent Deferred         Contingent Deferred
                              Sales Charges               Sales Charges               Sales Charges
 Six Months Ended   Retained by Distributor     Retained by Distributor     Retained by Distributor
---------------------------------------------------------------------------------------------------
 March 31, 2000                      $5,586                    $217,535                     $20,920


     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


24  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $1,034,677, all of which was paid by the Distributor to recipients. That included $68,661 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

                                                          Distributor's  Distributor's
                                                              Aggregate   Unreimbursed
                                                           Unreimbursed  Expenses as %
                      Total Payments   Amount Retained         Expenses  of Net Assets
                          Under Plan    by Distributor       Under Plan       of Class
--------------------------------------------------------------------------------------
 Class B Plan             $2,414,273        $2,120,196      $14,590,207           1.74%
 Class C Plan              1,401,679           614,244        2,806,321           0.63

25  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                   Expiration       Contract     Valuation as of       Unrealized     Unrealized
 Contract Description                    Date  Amount (000s)      March 31, 2000     Appreciation   Depreciation
----------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 British Pound Sterling (GBP)   4/3/00-4/6/00     GBP 10,124         $16,150,865         $ 29,228       $  9,089
 Japanese Yen (JPY)             4/3/00-4/4/00  JPY 1,231,501          12,015,299          122,494         20,502
 Euro (EUR)                     4/4/00-4/5/00     EUR 36,242          34,691,262               --         65,266
                                                                                         -----------------------
                                                                                          151,722         94,857
                                                                                         -----------------------
 Contracts to Sell
 Euro (EUR)                           4/28/00     EUR 29,027          27,829,016          120,690        101,026
                                                                                         -----------------------
 Total Unrealized Appreciation and Depreciation                                          $272,412       $195,883
                                                                                         =======================


================================================================================
6. Illiquid Securities

As of March 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2000, was $771,778, which represents 0.03% of the Fund's net assets.


26  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended March 31, 2000.


27  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

OPPENHEIMER GLOBAL GROWTH & INCOME FUND FUND


===================================================================================
 Officers and Trustees      Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Frank Jennings, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

===================================================================================
 Investment Advisor         OppenheimerFunds, Inc.

===================================================================================
 Distributor                OppenheimerFunds Distributor, Inc.

===================================================================================
 Transfer and Shareholder   OppenheimerFunds Services
 Servicing Agent

===================================================================================
 Custodian of               The Bank of New York
 Portfolio Securities

===================================================================================
 Independent Auditors       KPMG LLP

===================================================================================
 Legal Counsel              Mayer, Brown & Platt

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            This is a copy of a report to shareholders of Oppenheimer Global Growth & Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Global Growth & Income Fund. For more complete information concerning the Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


28  |  OPPENHEIMER GLOBAL GROWTH & INCOME FUND

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPGIX  Class B: OGGIX  Class C: OGICX



RS0215.001.0300  May 30, 2000

[logo]
OppenheimerFunds(R)
  Distributor, Inc.